Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of revenue by major customers
Revenues from each of the following customers accounted for over 10% of our consolidated revenues:

	Year ended		Year ended		Period from March 17 to
(in thousands of $)	December 31, 2023		December 31, 2022		December 31, 2021
Major commodity trading company	14,941	41%	—	—%	—	—%
Commodity and energy transition company	13,078	35%	—	—%	—	—%
Multi-modal transport company	8,717	24%	—	—%	—	—%